ANNUAL REPORT

Investors
Cash Trust

March 31, 2002

Government Securities Portfolio

Treasury Portfolio

Dear Shareholder:

We appreciate your decision to invest in Investors Cash Trust. To provide you with an update of holdings, on the following pages you'll find the fund's annual report for the year ended March 31, 2002. Also included are the financial highlights for the Investors Cash Trust of the following portfolios:

• Government Securities Portfolio

• Treasury Portfolio

Briefly, for the past year ending March 31, 2002, the Fund's portfolios registered favorable performance and achieved their stated objectives of providing maximum current income while maintaining stability of principal.

Economic Review and Outlook

The calendar year 2001 is unforgettable and is best viewed as a platform for renewal. In this regard, during the past few months the Fed lowered rates by an additional 75 basis points, for a total of 475 basis points for the year. This places short-term rates at their lowest level since 1961.

The questions have shifted from uncertainty about the start of an economic recovery to the actual strength of the rebound. There has been across the board improvement in most economic data series. This development most likely marks the end of the easing cycle for monetary policy. As a result, the yield curve has steepened significantly and the forward yield curve now implies that the next movement by the Federal Reserve (Fed) will be to raise rates, perhaps as early as mid-year.

In this context, we have maintained a longer life policy, especially if maturities and liquidity requirements permit it. The reasons for this were that the market offered value for extension, and there was little likelihood of any Fed tightening prior to the second quarter of 2002.

The recession probably ended in November. We were expecting that the first quarter of 2002 rather than the fourth quarter of 2001, as reported, would be the initial period registering positive growth. Nevertheless, inventory rebuilding will occur and be followed by positive developments in regards to consumer expenditures and capital spending. Unfortunately, the unemployment rate is expected to rise, and the Fed's historical record shows it is very relevant to tighten monetary conditions prior to an improvement in this measure. As a consequence, we favor longer maturities because any tightening will be delayed and not as significant as the market currently anticipates.

Portfolio Performance
As of March 31, 2002

7-Day Current Yield
Government Securities Portfolio - Service Shares	1.75%
Treasury Portfolio - Service Shares	1.81%

Thank you again for your investment. We look forward to serving your investment needs for years to come.

/s/ Frank Rachwalski

Frank Rachwalski
Vice President and Lead Portfolio Manager

April 8, 2002

As of April 8, 2002, a new group of investment professionals has been responsible for the day-to-day management of each portfolio. These professionals have several years of experience managing money market funds. Please see the prospectus for more information.

Notes

Yield's are historical, may fluctuate, and do not guarantee future performance. The portfolios' net yields are the sum of the daily dividend rates for the period.

Like all money market funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.

On April 5, 2002, Zurich Scudder Investments (ZSI) was acquired by Deutsche Bank. Upon the closing of this transaction, ZSI became part of Deutsche Asset Management and changed its name to Deutsche Investment Management Americas Inc.

Deutsche Asset Management is the marketing name in the United States for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Portfolio of Investments as of March 31, 2002

Government Securities Portfolio

	Principal Amount ($)	Value ($)
Short-Term Notes 62.6%
Federal Farm Credit Bank, 1.725%*, 6/2/2003	10,000,000	9,997,176
Federal Home Loan Bank, 1.74%*, 12/27/2002	20,000,000	19,994,207
Federal Home Loan Bank, 1.74%*, 8/23/2002	5,000,000	4,998,874
Federal Home Loan Bank, 1.748%*, 3/6/2003	5,000,000	4,997,590
Federal Home Loan Bank, 1.753%*, 1/17/2003	15,000,000	14,996,176
Federal Home Loan Bank, 1.755%*, 4/18/2002	5,000,000	4,999,977
Federal Home Loan Bank, 1.76%*, 3/24/2003	5,000,000	4,997,564
Federal Home Loan Bank, 1.77%*, 2/14/2003	10,000,000	9,997,471
Federal Home Loan Bank, 1.778%*, 2/26/2003	7,500,000	7,497,522
Federal Home Loan Bank, 2.0%, 12/5/2002	5,000,000	4,988,633
Federal Home Loan Bank, 2.0%*, 1/23/2003	7,500,000	7,500,000
Federal Home Loan Bank, 2.25%, 3/4/2003	5,000,000	5,000,000
Federal Home Loan Bank, 2.25%, 2/12/2003	10,000,000	10,000,000
Federal Home Loan Bank, 2.28%*, 3/7/2003	5,000,000	5,000,000
Federal Home Loan Bank, 2.29%, 2/7/2003	10,000,000	10,000,000
Federal Home Loan Bank, 2.45%, 3/4/2003	9,000,000	9,000,000
Federal Home Loan Bank, 2.5%, 3/4/2003	9,000,000	9,000,000
Federal Home Loan Bank, 2.55%, 11/22/2002	7,000,000	7,000,000
Federal Home Loan Bank, 5.125%, 1/13/2003	10,000,000	10,225,663
Federal Home Loan Mortgage Corp., 1.6%***, 4/18/2002	20,000,000	19,984,889
Federal Home Loan Mortgage Corp., 1.85%***, 8/9/2002	20,000,000	19,866,389
Federal National Mortgage Association, 1.72%*, 5/7/2003	5,000,000	4,998,559
Federal National Mortgage Association, 1.727%*, 10/4/2002	10,000,000	9,998,412
Federal National Mortgage Association, 1.753%*, 1/3/2003	5,000,000	4,998,767
Federal National Mortgage Association, 3.655%***, 4/19/2002	10,000,000	9,981,725
Overseas Private Investment Corp., 1.75%*, 4/2/2007	11,700,000	11,700,044
Student Loan Marketing Association, 1.901%*, 6/5/2002	2,000,000	2,000,000
Student Loan Marketing Association, 2.074%*, 2/12/2004	10,000,000	9,994,435
Student Loan Marketing Association, 2.334%*, 4/11/2002	10,000,000	9,999,895
Student Loan Marketing Association, 2.354%*, 4/25/2002	17,500,000	17,499,450
Student Loan Marketing Association, 2.4%, 10/10/2002	5,000,000	5,000,000
Totem Ocean Trailer, 1.987%*, 10/30/2014	10,000,000	10,000,000
Total Short-Term Notes (Cost $296,213,418)		296,213,418
Repurchase Agreements** 37.4%
Bear Stearns Co., Inc., 1.85%, 4/3/2002, to be repurchased at $40,016,444	40,000,000	40,000,000
J.P. Morgan Chase & Co., 1.9%, 4/1/2002, to be repurchased at $17,003,589	17,000,000	17,000,000
J.P. Morgan Chase & Co., 1.92%, 4/1/2002, to be repurchased at $78,016,640	78,000,000	78,000,000
Morgan Stanley Dean Witter & Co., 1.85%, 4/1/2002, to be repurchased at $30,006,167	30,000,000	30,000,000
State Street Bank and Trust Co., 1.7%, 4/1/2002, to be repurchased at $11,846,237	11,844,000	11,844,000
Total Repurchase Agreements (Cost $176,844,000)		176,844,000
Total Investment Portfolio - 100.0% (Cost $473,057,418) (a)		473,057,418

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of March 31, 2002.
** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.
*** Interest rates represent annualized yield to date of maturity.
(a) Cost for federal income tax purposes was $473,057,418.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of March 31, 2002

Treasury Portfolio

	Principal Amount ($)	Value ($)
Short-Term Notes 69.4%
Overseas Private Investment Corp.,1.75%*, 4/2/2007	8,450,000	8,450,000
U.S. Treasury Bills, 1.71%***, 4/11/2002	8,000,000	7,996,200
U.S. Treasury Bills, 1.72%***, 5/9/2002	5,000,000	4,990,922
U.S. Treasury Bills, 1.75%***, 6/13/2002	5,000,000	4,982,257
U.S. Treasury Bills, 1.765%***, 4/25/2002	5,000,000	4,994,117
U.S. Treasury Bills, 1.79%***, 5/30/2002	5,000,000	4,985,332
U.S. Treasury Bills, 1.84%***, 8/15/2002	2,500,000	2,482,622
U.S. Treasury Bills, 1.88%***, 6/6/2002	2,500,000	2,491,383
U.S. Treasury Bills, 1.9%***, 9/5/2002	2,000,000	1,983,428
U.S. Treasury Bills, 1.94%***, 9/5/2002	2,000,000	1,983,079
U.S. Treasury Bills, 1.965%***, 8/22/2002	4,000,000	3,968,778
Total Short-Term Notes (Cost $49,308,118)		49,308,118

Repurchase Agreements** 30.6%
Morgan Stanley Dean Witter & Co., 1.78%, 4/4/2002, to be repurchased at $10,003,461	10,000,000	10,000,000
State Street Bank and Trust Co., 1.7%, 4/1/2002, to be repurchased at $11,747,219	11,745,000	11,745,000
Total Repurchase Agreements (Cost $21,745,000)		21,745,000
Total Investment Portfolio - 100.0% (Cost $71,053,118) (a)		71,053,118

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of March 31, 2002.
** Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities.
*** Interest rates represent annualized yield to date of maturity.
(a) Cost for federal income tax purposes was $71,053,118.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities - Government Securities Portfolio as of March 31, 2002
Assets
Investments in securities, at value (cost $296,213,418)	$ 296,213,418
Repurchase agreements, at value (cost $176,844,000)	176,844,000
Cash	150,456
Receivable for investments sold	1,800,000
Interest receivable	830,183
Total assets	475,838,057
Liabilities
Dividends payable	702,259
Payable for Fund shares redeemed	149,552
Accrued management fee	67,356
Other accrued expenses and payables	138,455
Total liabilities	1,057,622
Net assets, at value	$ 474,780,435
Net Assets
Net assets consist of: Accumulated net realized gain (loss)	(7)
Paid-in capital	474,780,442
Net assets, at value	$ 474,780,435
Net Asset Value
Service Shares Net assets applicable to shares outstanding	285,991,153
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	285,991,161
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00
Institutional Shares Net assets applicable to shares outstanding	134,279,159
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	134,279,159
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00
Managed Shares Net assets applicable to shares outstanding	54,510,123
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	54,510,123
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Treasury Portfolio as of March 31, 2002
Assets
Investments in securities, at value (cost $49,308,118)	$ 49,308,118
Repurchase agreements, at value (cost $21,745,000)	21,745,000
Cash	2,818
Receivable for investments sold	1,300,000
Interest receivable	108,671
Total assets	72,464,607
Liabilities
Dividends payable	89,060
Accrued management fee	9,281
Other accrued expenses and payables	85,738
Total liabilities	184,079
Net assets, at value	$ 72,280,528
Net Assets
Net assets consist of: Paid-in capital	72,280,528
Net assets, at value	$ 72,280,528
Net Asset Value
Service Shares Net assets applicable to shares outstanding	50,932,197
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	50,936,664
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00
Premier Money Market Shares Net assets applicable to shares outstanding	21,348,331
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	21,356,431
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended March 31, 2002
Investment Income	Government Securities Portfolio	Treasury Portfolio
Income: Interest	$ 14,401,979	$ 2,285,504
Expenses: Management fee	674,923	110,738
Services to shareholders	117,485	40,944
Custodian fees	22,845	9,123
Distribution service fees	261,657	138,579
Auditing	35,670	9,715
Legal	10,094	2,293
Trustees' fees and expenses	27,224	13,294
Reports to shareholders	9,085	4,103
Registration fees	67,018	23,797
Other	26,332	13,077
Total expenses, before expense reductions	1,252,333	365,663
Expense reductions	(86,261)	(39,337)
Total expenses, after expense reductions	1,166,072	326,326
Net investment income	13,235,907	1,959,178
Realized and Unrealized Gain (Loss) from Investment Transactions
Net realized gain (loss) from investments	11,749	5,442
Net increase (decrease) in net assets resulting from operations	$ 13,247,656	$ 1,964,620

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Government Securities Portfolio
Increase (Decrease) in Net Assets	Years Ended March 31,
	2002	2001
Operations: Net investment income	$ 13,235,907	$ 23,117,239
Net realized gain (loss) on investment transactions	11,749	-
Net increase (decrease) in net assets resulting from operations	13,247,656	23,117,239
Distributions to shareholders from: Net investment income (Service Shares)	(7,874,963)	(14,134,738)
Net investment income (Institutional Shares)	(3,655,833)	(6,228,901)
Net investment income (Managed Shares)	(1,706,729)	(2,753,600)
Fund share transactions: Proceeds from shares sold	1,263,868,199	956,622,630
Reinvestment of distributions	9,400,572	12,748,575
Cost of shares redeemed	(1,286,308,735)	(893,164,539)
Net increase (decrease) in net assets from Fund share transactions	(13,039,964)	76,206,666
Increase (decrease) in net assets	(13,029,833)	76,206,666
Net assets at beginning of period	487,810,268	411,603,602
Net assets at end of period	$ 474,780,435	$ 487,810,268

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Treasury Portfolio
Increase (Decrease) in Net Assets	Years Ended March 31,
	2002	2001
Operations: Net investment income	$ 1,959,178	$ 3,385,401
Net realized gain (loss)	5,442	-
Net increase (decrease) in net assets resulting from operations	1,964,620	3,385,401
Distributions to shareholders from: Net investment income (Service Shares)	(1,543,019)	(2,620,914)
Net investment income (Premier Money Market Shares)	(415,031)	(764,487)
Fund share transactions: Proceeds from shares sold	85,670,357	117,360,799
Reinvestment of distributions	1,952,608	2,878,289
Cost of shares redeemed	(103,839,947)	(79,636,995)
Net increase (decrease) in net assets from Fund share transactions	(16,216,982)	40,602,093
Increase (decrease) in net assets	(16,210,412)	40,602,093
Net assets at beginning of period	88,490,940	47,888,847
Net assets at end of period	$ 72,280,528	$ 88,490,940

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Government Securities Portfolio - Service Shares

Years Ended March 31,	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.03	.06	.05	.05	.05
Less distributions from net investment income	(.03)	(.06)	(.05)	(.05)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	2.99	6.27	5.22	5.20	5.50
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	286	289	264	490	312
Ratio of expenses before expense reductions (%)	.28	.29	.33	.33	.38
Ratio of expenses after expense reductions (%)	.25	.25	.25	.25	.25
Ratio of net investment income (%)	2.95	6.06	4.98	5.05	5.37

Treasury Portfolio - Service Shares

Years Ended March 31,	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.03	.06	.05	.05	.05
Less distributions from net investment income	(.03)	(.06)	(.05)	(.05)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	2.75	6.10	5.08	5.03	5.34
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	51	67	48	58	74
Ratio of expenses before expense reductions (%)	.32	.55[b]	.46	.37	.38
Ratio of expenses after expense reductions (%)	.25	.25[b]	.25	.25	.25
Ratio of net investment income (%)	2.84	5.89	4.94	4.92	5.21

a Total return would have been lower had certain expenses not been reduced.
b The ratios of operating expenses excluding costs incurred with the reorganization in fiscal 2001 before and after expense reductions were ..52% and .25%, respectively.

Notes to Financial Statements

1. Significant Accounting Policies

Investors Cash Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Fund offers two series of shares (portfolios) - the Government Securities Portfolio and the Treasury Portfolio. The Government Securities Portfolio offers multiple classes of shares that include Service Shares, Institutional Shares and Managed Shares. The Treasury Portfolio offers Service Shares and Premier Money Market Shares. Certain detailed financial information for the Institutional Shares and Managed Shares of the Government Securities Portfolio and the Premier Money Market Shares of the Treasury Portfolio is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, shareholder service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. For the purposes of the daily dividend, net investment income includes all realized gains (losses) on portfolio securities.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds except for the dividends payable of $702,259 and $89,060 at March 31, 2002 for the Government Securities Portfolio and the Treasury Portfolio, respectively.

Expenses. Expenses of the Fund arising in connection with each specific Portfolio are allocated to that Portfolio. Other Fund expenses which cannot be directly attributed to each Portfolio are apportioned among the Portfolios in the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

On April 5, 2002, Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor") was acquired by Deutsche Bank AG. Deutsche Bank AG acquired 100% of ZSI with the exception of Threadneedle Investments in the U.K. Upon the closing of this transaction, ZSI became part of Deutsche Asset Management and changed its name to Deutsche Investment Management Americas Inc. ("DeIM"). Effective April 5, 2002, the investment management agreements with ZSI were terminated and DeIM became the investment advisor for the Fund.

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Fund pays a monthly investment management fee of 1/12 of the annual rate of 0.15% of average daily net assets.

Until July 31, 2002, the Advisor has agreed to waive and reimburse certain operating expenses of the Fund as follows:

Portfolio	Expense Limit*
Government Securities Portfolio: Service Shares	.25%
Treasury Portfolio: Service Shares	.25%
Premier Money Market Shares	1.00%

* Certain expenses such as reorganization, taxes, brokerage and interest expense are excluded from the expense limitation.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Fund. For the year ended March 31, 2002, the amount charged to the Service Shares, Institutional Shares and Managed Shares of the Government Securities Portfolio and Service Shares and Premier Money Market Shares of the Treasury Portfolio by SISC aggregated as follows:

Portfolio	Total Aggregated	Shareholder service fees waived by SISC	Unpaid at March 31, 2002
Government Securities Portfolio:
Service Shares	$ 63,187	$ 44,261	$ 9,473
Institutional Shares	241	-	37
Managed Shares	53,870	-	7,404
Treasury Portfolio:
Service Shares	$ 2,995	$ 2,995	$ -
Premier Money Market Shares	37,895	-	8,937

Distribution Services Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc., ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.25% of average daily net assets of the Premier Money Market Shares of the Treasury Portfolio. For the year ended March 31, 2002, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at March 31, 2002
Treasury Portfolio: Premier Money Market Shares	$ 51,695	$ 4,990

SDI provides information and administrative services ("Service Fee") to the Service Shares and Managed Shares of the Government Securities Portfolio and the Service Shares and Premier Money Market Shares of the Treasury Portfolio at an annual fee of up to 0.25% of average daily net assets. For the year ended March 31, 2002, the Service Fee was as follows:

Service Fee	Total Aggregated	ASF fee waived by SDI	Unpaid at March 31, 2002
Government Securities Portfolio: Service Shares	$ 168,948	$ 37,113	$ 13,050
Managed Shares	92,709	-	8,190
Treasury Portfolio: Service Shares	$ 35,189	$ 35,189	$ -
Premier Money Market Shares	51,695	-	5,190

SDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. SDI pays these firms at an annual rate of up to 0.15% of average daily net assets.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

3. Expense Off-Set Arrangements

The Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the year ended March 31, 2002, the Government Securities Portfolio's custodian and transfer agent fees were reduced by $4,700 and $187 and the Treasury Portfolio's custodian and transfer agent fees were reduced by $1,099 and $54, respectively, under these arrangements.

4. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Share Transactions

The following table summarizes share and dollar activity in the Fund:

ICT Government Securities	Year ended March 31, 2002		Year ended March 31, 2001
	Shares	Dollars	Shares	Dollars
Shares sold
Service Shares	630,801,281	$ 630,795,178	602,772,548	$ 602,772,548
Institutional Shares	532,582,339	532,579,474	179,064,398	179,064,398
Managed Shares	100,494,710	100,493,547	174,785,684	174,785,684
		$ 1,263,868,199		$ 956,622,630
Shares issued to shareholders in reinvestment of distributions
Service Shares	8,469,916	$ 8,469,916	12,277,597	$ 12,277,597
Institutional Shares	898,521	898,521	415,843	415,843
Managed Shares	32,135	32,135	55,135	55,135
		$ 9,400,572		$ 12,748,575
Shares redeemed
Service Shares	(642,283,924)	$ (642,283,932)	(590,338,586)	$ (590,338,586)
Institutional Shares	(505,897,711)	(505,897,711)	(178,934,069)	(178,934,069)
Managed Shares	(138,127,092)	(138,127,092)	(123,891,884)	(123,891,884)
		$ (1,286,308,735)		$ (893,164,539)
Net increase (decrease)
Service Shares	(3,012,727)	$ (3,018,838)	24,711,559	$ 24,711,559
Institutional Shares	27,583,149	27,580,284	546,172	546,172
Managed Shares	(37,600,247)	(37,601,410)	50,948,935	50,948,935
		$ (13,039,964)		$ 76,206,666

ICT Treasury
Shares sold
Service Shares	31,543,738	$ 31,530,254	50,500,010	$ 50,500,010
Premier Money Market Shares	54,145,756	54,140,103	66,860,789*	66,860,789*
		$ 85,670,357		$ 117,360,799
Shares issued to shareholders in reinvestment of distributions
Service Shares	1,478,389	$ 1,478,389	2,174,058	$ 2,174,058
Premier Money Market Shares	474,219	474,219	704,231*	704,231*
		$ 1,952,608		$ 2,878,289
Shares redeemed
Service Shares	(48,901,269)	$ (48,901,214)	(33,747,109)	$ (33,747,109)
Premier Money Market Shares	(54,938,678)	(54,938,733)	(45,889,886)*	(45,889,886)*
		$ (103,839,947)		$ (79,636,995)
Net increase (decrease)
Service Shares	(15,879,142)	$ (15,892,571)	18,926,959	$ 18,926,959
Premier Money Market Shares	(318,703)	(324,411)	21,675,134*	21,675,134*
		$ (16,216,982)		$ 40,602,093

* For the period April 28, 2000 (commencement of sales) to March 31, 2001.

Report of Ernst & Young LLP, Independent Auditors

The Board of Trustees and Shareholders
Investors Cash Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Investors Cash Trust (comprising the Government Securities and Treasury Portfolios) (the "Fund"), as of March 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the share classes indicated. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Investors Cash Trust at March 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the share classes indicated in conformity with accounting principles generally accepted in the United States.

Boston, MA
May 7, 2002

Tax Information (Unaudited)

All of the dividends paid by the Government Securities and Treasury Portfolios are taxable as ordinary income. These dividends, whether received in cash or reinvested in shares, must be included in your federal income tax return and must be reported by the portfolio in the Internal Revenue Service in accordance with U.S. Treasury Department Regulations.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns.

Shareholder Meeting Results

A Special Meeting of Shareholders of Investors Cash Trust was held on March 28, 2002, at the office of Deutsche Investment Management Americas Inc. (formerly Zurich Scudder Investments, Inc.), Two International Place, Boston, Massachusetts. At the meeting, the following matter was voted upon by the shareholders of each series of Investors Cash Trust, voting separately (the resulting votes are presented below):

Government Securities Portfolio

1. To approve a new investment management agreement for the Government Securities Portfolio with Deutsche Investment Management Americas Inc.

Affirmative	Against	Abstain
322,315,414	-	472,421

Treasury Portfolio

1. To approve a new investment management agreement for the Treasury Portfolio with Deutsche Investment Management Americas Inc.

Affirmative	Against	Abstain
50,098,027	441,677	941,908

Trustees and Officers

The following table presents information about each Trustee of Investors Cash Trust (the "Trust") as of April 8, 2002. Each Trustee's age is in parentheses after his or her name. Unless otherwise noted, (i) each Trustee has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois 60606. The term of office for each Trustee is until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Trust. Because the Trust does not hold an annual meeting of shareholders, each Trustee will hold office for an indeterminate period.

Non-Interested Trustees
Name, Age and Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held
John W. Ballantine (56)
Trustee	1999 to present	Retired 1998; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996)	86	First Oak Brook Bancshares, Inc.; Oak Brook Bank; Tokheim Corporation (designer, manufacturer and servicer of electronic and mechanical petroleum marketing systems)
Lewis A. Burnham (69)
Trustee	1990 to present	Retired 1998; formerly, Director of Management Consulting, McNulty & Company; formerly, Executive Vice President, Anchor Glass Container Corporation	86	None
Donald L. Dunaway (65)
Trustee	1990 to present	Retired 1994; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer)	86	None
James R. Edgar (55)
Trustee	2001 to present	Distinguished Fellow, University of Illinois Institute of Government and Public Affairs; formerly, Governor, State of Illinois	86	Kemper Insurance Companies; John B. Sanfilippo & Son, Inc.; Horizon Group Properties, Inc.
Robert B. Hoffman (65)
Trustee	1990 to present	Retired 2000; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for mining and paper industries); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products); Vice President, Head of International Operations, FMC Corporation (manufacturer of machinery and chemicals)	86	None
Shirley D. Peterson (60)
Trustee	1995 to present	Retired 2000; formerly, President, Hood College; prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), U.S. Department of Justice	86	Formerly, Bethlehem Steel Corp.
Fred B. Renwick (72)
Trustee	2001 to present	Retired 2001; Professor Emeritus of Finance, New York University, Stern School of Business	86	The Wartburg Foundation; Chairman, Finance Committee of Morehouse College Board of Trustees; The Investment Fund for Foundations; American Bible Society Investment Committee; formerly, member of the Investment Committee of Atlanta University Board of Trustees; formerly, Director of Board of Pensions, Evangelical Lutheran Church in America

William P. Sommers (68)
Trustee	1990 to present	Retired; formerly, President and Chief Executive Officer, SRI International (research and development); prior thereto, Executive Vice President, Iameter (medical information and educational service provider); Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm)	86	PSI Inc.; Evergreen Solar, Inc.; Litton Industries; SRI/Atomic Tangerine
John G. Weithers (68)
Trustee	2001 to present	Retired 1992; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange	86	Federal Life Insurance Company; Chairman of the Members of the Corporation and Trustee, DePaul University; formerly, International Federation of Stock Exchanges, Records Management Systems
Interested Trustees[1]
Mark S. Casady (41)
Trustee and President	2001 to present	Managing Director, Deutsche Investment Management Americas Inc.	86	None
Linda C. Coughlin (50)
Trustee and Chairperson	2000 to present	Managing Director, Deutsche Investment Management Americas Inc.	86	None
William F. Glavin, Jr. (43)
Trustee	2001 to present	Managing Director, Deutsche Investment Management Americas Inc.	86	None

1 Each trustee listed under the heading "Interested Trustees" is an "interested person" of the investment manager or of the fund within the meaning of the Investment Company Act of 1940, as amended, due to the fact that each is an officer of the fund's investment manager.

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

The following table presents information about each Officer of the Trust as of April 8, 2002. Each Officer's age is in parentheses after his or her name. Unless otherwise noted, the address of each Officer is c/o Deutsche Asset Management, Two International Place, Boston, Massachusetts 02110-4103. The President, Treasurer and Secretary each holds office until his or her successor is duly elected and qualified; all other officers hold offices in accordance with the By-Laws of the Trust. Each Officer of the Trust is an employee of the fund's Advisor, Deutsche Investment Management Americas Inc., or an affiliate of the Advisor.

Officers
Name, Age and Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During the Past 5 Years
Mark S. Casady (41)
President	1998 to present	Managing Director, Deutsche Investment Management Americas Inc.
Linda C. Coughlin (50)
Vice President and Chairperson	2001 to present	Managing Director, Deutsche Investment Management Americas Inc.
William F. Glavin, Jr. (43)
Vice President	April 2002 to present	Managing Director, Deutsche Investment Management Americas Inc.
Richard T. Hale (56)
Vice President	April 2002 to present	Managing Director, Deutsche Asset Management
Darlene Rasel (51)
Vice President	April 2002 to present	Managing Director, Deutsche Asset Management
Philip J. Collora (56)
Vice President and Assistant Secretary	1990 to present	Senior Vice President, Deutsche Investment Management Americas Inc.
Daniel O. Hirsch (48)
Vice President and Assistant Secretary	April 2002 to present	Director, Deutsche Asset Management (1998 to present); prior thereto, Assistant General Counsel, Securities and Exchange Commission (1993-1998)
Gary L. French (50)
Treasurer	January 2002 to present	Managing Director, Deutsche Investment Management Americas Inc. (2001 to present); prior thereto, President, UAM Fund Services, Inc.
John R. Hebble (43)
Assistant Treasurer	1998 to present	Senior Vice President, Deutsche Investment Management Americas Inc.
Thomas Lally (34)
Assistant Treasurer	2001 to present	Senior Vice President, Deutsche Investment Management Americas Inc.
Brenda Lyons (39)
Assistant Treasurer	1998 to present	Senior Vice President, Deutsche Investment Management Americas Inc.
John Millette (39)
Secretary	2001 to present	Vice President, Deutsche Investment Management Americas Inc.
Caroline Pearson (40)
Assistant Secretary	1998 to present	Managing Director, Deutsche Investment Management Americas Inc. (1997 to present); prior thereto, Associate, Dechert Price & Rhoads (law firm)

Notes

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

This report is not to be distributed unless preceded or accompanied by an Investors Cash Trust prospectus.